Income Taxes - Narrative (Details) (USD $)	4 Months Ended		12 Months Ended
	Apr. 21, 2014	Apr. 22, 2013	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011	Dec. 27, 2010
Operating Loss Carryforwards [Line Items]
Indefinite-lived intangible asset deferred tax liability related to the book-tax basis difference in goodwill			$ 3,394,589	$ 2,797,790
Deferred tax assets, operating loss carryforwards			5,990,797	5,310,335
Valuation allowance			6,825,224	4,200,257	3,916,452	3,668,995
Provision for income taxes	865,994	247,016	655,759	621,740	110,317
Estimated annual effective tax rate	(9.50%)	(21.60%)
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			15,900,000
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			$ 13,500,000